Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Outstanding Financial Commitments - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Financial Commitments [Abstract]
Short-term deposits	€ 5,140,951	€ 3,422
Cash at banks	7,626,992	16,261,932
Marketable Securities (current and non-current)	85,727,461	67,175,879
Other (non-current portion)	237,621	237,296
Other (current)	701,407	278,815
Total funds available	€ 99,434,432	€ 83,957,344